UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

260 Water St ,  Brooklyn, NY  11201

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code:(202) 294-8887

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Pennsylvania Avenue Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 56.93%

Apparel, Footwear & Accessories - 0.27%
5,000	Heelys, Inc. *	$ 11,900

Biological Products - 1.12%
20,000	Trimeris, Inc. *	49,800

Blank Checks - 2.39%
8,510	BPW Acquisition Corp. *	105,950

Business Services - 0.81%
3,976	infoGROUP, Inc. *	31,013
4,000	iPass, Inc. *	4,600
500	SoftBrands, Inc. * +	0
4,500	SoftBrands, Inc. *	0
43,000	Strategic Environmental & Energy Resources * † ∞	409
		36,022
Chemicals & Allied Products - 1.40%
3,500	Huntsman Corp.	42,175
167,850	Inyx, Inc. *	235
600,000	MZT Holdings, Inc. *	19,980
		62,390
Communications - 0.34%
1,050	Warwick Valley Telephone Co.	14,942

Electric, Gas & Sanitary Services - 3.18%
333,720	Pinnacle Gas Resources, Inc. * +	107,458
2,018	Sunpower Corp. Class-B * +	33,781
		141,239
Electronic Connectors - 0.79%
2,000	Molex, Inc. +	35,300

Electronic & Other Electric Equipment - 1.08%
2,000	Bel Fuse, Inc. Class-B +	40,300
65,000	Computer Horizons Corp. *	7,800
		48,100
Finance, Insurance & Real Estate - 0.41%
430	Cowlitz Bancorp. *	2,900
2,528	First Intercontenental Bank * ∞	10,163
50,000	Infinity Capital Group *	4,175
3,700	Sobieski Bancorp, Inc. *	843
		18,081
Food & Kindred Products - 0.51%
750	Kraft Foods, Inc.	22,668

General Building Contractors - Residential Buildings - 2.20%
7,000	Lennar Corp. Class-B +	97,650

Healthcare - 0.99%
28,000	Cadus Corp. *	43,901

Heavy Construction - 0.06%
25,000	Startech Environmental Corp. * +	2,770

Investment Advice - 6.16%
39,333	Highbury Financial, Inc. * +	273,758

Laboratory Analytical Instruments - 1.17%
1,000	Varian, Inc. * +	51,780

Meat Products - 0.91%
6,700	Cagles, Inc. Class-A *	40,334

Ophthalmic Goods - 3.36%
925	Alcon, Inc. * +	149,443

Personal Products - 1.57%
6,930	CCA Industries, Inc.	40,194
3,216	Zygo Corp. *	29,684
		69,878
Pharmaceutical Preparations - 1.24%
2,000	Facet Biotech Corp. *	53,980
2,297	Vaxgen, Inc. +	896
		54,876
Plastics Products, NEC - 1.82%
10,000	ICO, Inc. * +	80,800

Printing & Publishing - 0.25%
25,920	Merisel, Inc. *	11,143

Radio & Tv Broadcasting & Communication - 0.99%
13,000	EDCI Holdings, Inc. *	44,069

Retail Trade - 0.20%
900	Pep Boys-Manny, Moe & Jack	9,045

Services - 20.56%
30,000	Amicas, Inc. *	180,600
4,000	Brinks Home Security Holdings, Inc. * +	170,200
11,000	Ceder Fair L.P. *	131,340
10,000	Comsys It Partners, Inc. * +	174,800
7,000	CKX, Inc. *	42,840
10,000	Image Entertainment, Inc. *	2,200
994	Mac-Gray Corp.	11,222
15,000	Skillsoft PLC ADR *	154,800
5,000	Trans World Entertainment Corp. *	9,000
15,000	VCG Holding Corp. * +	36,000
		913,002
Software - 0.52%
25,000	Network 1 Security Solutions, Inc. *	23,250

Telephone & Telegraph Apparatus - 1.72%
10,000	Airvana, Inc. *	76,600

Water Supply - 3.12%
13,276	Southwest Water Co.	138,601

Wholesale-Electrical Appliance - 0.56%
5,000	Craftmade International, Inc. *	25,000

Wholesale-Industrial Machinery - 1.43%
1,000	Airgas, Inc.	63,620

TOTAL FOR COMMON STOCKS (Cost $3,121,411) - 56.93%		$ 2,715,912

CASH VALUE RIGHTS - 0.09%
30,000	Avigen, Inc. * ∞	3,900

TOTAL FOR CASH VALUE RIGHTS (Cost $0) - 0.09%		3,900

CORPORATE BONDS - 4.93%
25,000	Infinity Capital Group 7.000% 08/30/2009	0
130,000	Lehman Brothers Holdings, 5.980%, 02/17/2015	27,239
110,000	Lehman Brothers Holdings, 0.000%, 07/18/2014	23,048
365,817	RFMS II, 0.36875%, 06/25/2037 ∞	165,725
314,949	Trump Entertainment Resorts Holdings LP 8.50% 06/01/2015 *	3,150

TOTAL FOR CORPORATE BONDS (Cost $266,605) - 4.93%		$ 219,162

ESCROWED RIGHTS - 0.00%
15,000	Lev Pharmaceuticals Escrow *	0
20,000	Mirant Corp. Escrow *	0
2,100	Pearson PLC Escrow *	0
200	Petrolcorp, Inc. Escrow *	0

TOTAL FOR ESCROWED RIGHTS (Cost $0) - 0.00%		$ 0

PERFERRED STOCKS - 4.60%

386	Fannie Mae Preferred Series F *	525
311	JP Morgan Preferred 5.490% *+	15,432
3,000	US Bancorp Float Rate Shares Series B +	68,100
2,000	Volkswagen AG Preferred ADR *	36,200

TOTAL FOR PREFERRED STOCKS (Cost $69,951) - 4.60%		$ 120,257

REAL ESTATE INVESTMENT TRUSTS - 0.41%
14,500	Innsuites Hospitality Trust	18,113

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $22,639) - 0.41%		18,113

OPTIONS - 0.22%

Underlying Security
Expiration Date/Exercise Price

	3Com Corp.
5,000	April 2010 Call @ $6.00	7,750

20,000	July 2010 Put @ $7.50	2,000

2,100	October 2010 Put @ $7.00	105

	Total (Premiums Paid $11,336) - 0.22%	9,855

SHORT TERM INVESTMENTS - 41.83%
1,110,741	Fidelity Institutional Money Market Portfolio 0.25% ** (Cost $1,110,741)	1,110,741
1,655	Huntington Treasury Money Market IV 0.01% ** (Cost $1,655)	1,655
1,211,690	Dreyfus Money Market Funds Class B 0.00% ** (Cost $1,211,690)	1,211,690

TOTAL SHORT TERM INVESTMENTS (Cost $2,324,086) - 41.83%		$ 2,324,086

TOTAL INVESTMENTS (Cost $3,541,902) - 113.23%		$ 5,411,285

LIABILITES IN EXCESS OF OTHER ASSETS - (13.23)%		(970,152)

NET ASSETS - 100.00%		$ 4,441,133

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.
† Restricted
+ Pledged as collateral for securities sold short
∞ Security is fair valued by the Advisor under the fair value pricing policy overseen by the Board of Directors

NOTES TO FINANCIAL STATEMENTS
Pennsylvania Avenue Fund
1. SECURITY TRANSACTIONS

At March 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,541,902 amounted to $427,916, which consisted of aggregate gross unrealized appreciation of $301,089 and aggregate gross unrealized depreciation of $729,004.

2. SECURITY VALUATION

Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over the counter market are generally valued by the pricing service at its last bid price except for short positions, for which the last quoted price is used. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for the good faith pricing, and has delegated the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilized electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when the prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value, except when such a security is in default.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

	Level 1 – quoted prices in active markets for identical investments

	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of March 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,705,340	$0	$10,572	$2,715,912
Preferred Stock	$120,257	$0	$0	$120,257
Convertible Bonds	$0	$219,162	$0	$219,162
Cash Value Rights	$0	$0	$3,900	$3,900
Real Estate Investment Trusts	$18,113	$0	$0	$18,113
Options	$9,855	$0	$0	$9,855
Cash Equivalents	$2,324,086	$0	$0	$2,324,086
Total	$5,177,651	$219,162	$0	$5,411,285

	Pennsylvania Avenue Fund
	Schedule of Securities Sold Short
	March 31, 2010 (Unaudited)

Shares		Value

SECURITIES SOLD SHORT

3,000	Affiliated Managers Group, Inc.	$ 237,000	.
190	Denbury Resources, Inc.	3,212	.
3,000	Electro Scientific Industries, Inc.	38,430	.
7,000	Lennar Corp.	120,470	.
1,500	Manpower, Inc.	85,680	.
2,000	Molex, Inc.	41,720	.
2,590	Novartis AG ADR	140,119	.
2,000	Ricks's Cabaret International, Inc.	25,600	.
1,850	Schulman A., Inc.	45,270	.
2,000	Sunpower Corp. Class-A	37,540	.
3,400	Tyco Laboratories, Inc.	130,050	.
400	Volkswagen AG ADR	7,840	.

TOTAL FOR SECURITIES SOLD SHORT (Cost $964,734)

$ 912,931

ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a) Thomas Kirchner, the President of the Pennsylvania Avenue Funds (the "Fund"), has concluded that the Fund’s disclosure controls and provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) None.

Item 3. Exhibits.

The certification is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pennsylvania Avenue Funds

By /s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 5/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 5/27/10